INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
Current tax expenses	$ 16,342	$ 12,048	$ 7,311
Deferred tax benefits	(3,062)	(1,947)	(1,177)
Income tax expenses	13,280	10,101	$ 6,134
Current deferred tax assets:
Accrued expenses	2,151	2,185
Deferred revenue		125
Accrued payroll	2,076	1,056
Bad debt provision	1,860	995
Less: Valuation allowance	(138)	(370)
Current deferred tax assets	5,949	3,991
Non-current deferred tax assets:
Depreciation and amortization	257	212
Impairment of long-lived assets	76	88
Net operating tax loss carry-forwards	4,369	3,748
Less: Valuation allowance	(2,490)	(2,041)
Non-current deferred tax assets	2,212	2,007
Non-current deferred tax liabilities:
Intangible assets	7,506	3,478
Non-current deferred tax liabilities	$ 7,506	$ 3,478